Other Receivable (Details) $ in Thousands, ¥ in Millions	Sep. 30, 2025 USD ($)		Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)		Sep. 30, 2024 CNY (¥)	Sep. 24, 2024 USD ($)	Sep. 26, 2022 USD ($)	Sep. 26, 2022 CNY (¥)
Other Receivable [Line Items]
Company price amount								$ 10,000	¥ 72
Prepaid amount	$ 3,400		¥ 25
Other receivable				$ 3,562,472		¥ 25
Short-term investment		[1]		$ 1,377,873	[1]		$ 1,377,873
Yunnan Faxi [Member]
Other Receivable [Line Items]
Ownership percentage								51.00%	51.00%

[1]	On September 24, 2024, the Company entered into an agreement with a third party to transfer its short-term investment at the price of $1,377,873. The amount was recorded as other receivable as of September 30, 2024, and collected back on December 23, 2024.